UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  12/31_

Date of reporting period:  9/30/13

Item 1. Schedule of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited)

Emerging Markets Series	Industry	Shares	Value
Closed End Funds 0.4%
Romania 0.4%
[a]SIF Banat-Crisana	Diversified Financial Services	32,750	$10,783
SIF Moldova	Diversified Financial Services	742,852	282,444
SIF Oltenia	Diversified Financial Services	702,632	343,267
SIF Transilvania	Diversified Financial Services	793,189	144,774
Total Closed End Funds (Cost $693,571)			781,268
Common Stocks 90.2%
Australia 0.4%
BHP Billiton Ltd.	Metals & Mining	21,291	709,881
Belgium 2.8%
Anheuser-Busch InBev NV	Beverages	50,320	5,008,619
Brazil 16.3%
Companhia de Bebidas das Americas (AmBev)	Beverages	453,927	17,332,223
M Dias Branco SA	Food Products	64,100	2,948,123
Souza Cruz SA	Tobacco	714,067	8,516,322
			28,796,668
Chile 0.5%
Antofagasta PLC	Metals & Mining	69,459	920,605
China 7.7%
China Mobile Ltd.	Wireless Telecommunication
	Services	182,000	2,035,663
China Overseas Land & Investment Ltd.	Real Estate Management &
	Development	738,800	2,181,360
CNOOC Ltd.	Oil, Gas & Consumable Fuels	693,400	1,410,769
Great Wall Motor Co. Ltd., H	Automobiles	452,859	2,449,401
Lenovo Group Ltd.	Computers & Peripherals	338,000	352,122
[a]Melco Crown Entertainment Ltd., ADR	Hotels, Restaurants & Leisure	161,593	5,143,505
			13,572,820
Colombia 0.4%
Ecopetrol SA, ADR	Oil, Gas & Consumable Fuels	16,521	759,966
Hong Kong 10.9%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	335,919	3,396,141
Giordano International Ltd.	Specialty Retail	1,702,576	1,556,388
I.T Ltd.	Specialty Retail	1,654,000	526,741
Luk Fook Holdings (International) Ltd.	Specialty Retail	718,720	2,256,439
[b]Luk Fook Holdings (International) Ltd., 144A	Specialty Retail	61,000	191,511
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	1,941,700	6,496,576
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	1,752,602	4,926,118
			19,349,914
Hungary 0.1%
OTP Bank PLC	Commercial Banks	8,980	177,676
India 4.4%
Tata Consultancy Services Ltd.	IT Services	185,631	5,697,416
Tata Motors Ltd.	Automobiles	412,532	2,184,070
			7,881,486
Indonesia 1.8%
Astra International Tbk PT	Automobiles	1,828,300	1,022,326
Bank Central Asia Tbk PT	Commercial Banks	294,072	254,939
Bank Rakyat Indonesia Persero Tbk PT	Commercial Banks	2,921,000	1,835,913
			3,113,178
Kenya 1.7%
East African Breweries Ltd.	Beverages	77,400	293,834
Equity Bank Ltd.	Commercial Banks	3,103,699	1,221,363

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited) (continued)

Kenya Commercial Bank Ltd.	Commercial Banks	1,859,100	1,000,557
Safaricom Ltd.	Wireless Telecommunication
	Services	4,471,100	450,215
			2,965,969
Macau 2.2%
Sands China Ltd.	Hotels, Restaurants & Leisure	629,800	3,897,704
Mexico 1.2%
Kimberly Clark de Mexico SAB de CV, A	Household Products	699,881	2,044,302
Nigeria 1.6%
FBN Holdings PLC	Commercial Banks	12,601,098	1,283,746
Nigerian Breweries PLC	Beverages	1,494,997	1,529,527
			2,813,273
Philippines 1.1%
Ayala Corp.	Diversified Financial Services	139,180	1,934,344
Qatar 2.4%
Industries Qatar QSC	Industrial Conglomerates	103,270	4,251,510
Romania 0.0%†
[b]Nuclearelectrica SA, 144A	Independent Power Producers &
	Energy Traders	24,415	82,976
Russia 3.1%
[c]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	39,570	2,509,727
[c]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	16,650	1,056,026
[a]RN Holding OAO	Oil, Gas & Consumable Fuels	969,847	1,897,283
			5,463,036
Singapore 1.0%
K-REIT Asia	Real Estate Investment Trusts
	(REITs)	1,886,796	1,849,800
South Africa 6.3%
MTN Group Ltd.	Wireless Telecommunication
	Services	39,100	762,775
Remgro Ltd.	Diversified Financial Services	450,955	8,707,601
Tiger Brands Ltd.	Food Products	54,835	1,632,497
			11,102,873
South Korea 3.9%
Grand Korea Leisure Co. Ltd.	Hotels, Restaurants & Leisure	59,336	1,907,573
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	3,932	4,994,234
			6,901,807
Sweden 0.5%
Oriflame Cosmetics SA, SDR	Personal Products	28,566	907,323
Switzerland 3.2%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	56,822	5,692,567
Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	338,000	1,148,960
Thailand 4.4%
Advanced Info Service PCL, fgn.	Wireless Telecommunication
	Services	37,300	304,514
Kasikornbank PCL, fgn.	Commercial Banks	367,048	2,074,083
Shin Corp. PCL	Wireless Telecommunication
	Services	1,333,200	3,521,338

Templeton Institutional Funds
Statement of Investments, September 30, 2013 (unaudited) (continued)
Thai Beverage PCL	Beverages	4,495,400	1,970,724
			7,870,659
Turkmenistan 0.6%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	104,054	981,178
United Arab Emirates 3.0%
Emaar Properties PJSC	Real Estate Management &
	Development	3,380,768	5,366,225
United Kingdom 5.9%
British American Tobacco PLC	Tobacco	104,150	5,525,379
Unilever PLC	Food Products	125,741	4,965,591
			10,490,970
United States 1.5%
Avon Products Inc.	Personal Products	129,138	2,660,243
Vietnam 0.2%
DHG Pharmaceutical JSC	Pharmaceuticals	43,900	228,727
Dong Phu Rubber JSC	Chemicals	48,240	104,420
			333,147
Zimbabwe 0.5%
Delta Corp. Ltd.	Beverages	649,581	805,545
Total Common Stocks (Cost $110,902,644)			159,855,224
Participatory Notes 3.3%
Saudi Arabia 3.3%
[b]Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co., 144A, 5/13/14	Food Products	19,028	470,594
[b]HSBC Bank PLC,
Al Mouwasat Medical Services, 144A, 4/13/15	Health Care Providers & Services	7,181	157,014
Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	232,626	5,241,490
Total Participatory Notes (Cost $5,092,862)			5,869,098
Preferred Stocks 4.7%
Brazil 0.8%
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	324,677	1,317,594
Chile 2.0%
Embotelladora Andina SA, pfd., A	Beverages	849,404	3,534,907
Russia 1.9%
Sberbank of Russia, pfd.	Commercial Banks	1,483,310	3,419,484
Total Preferred Stocks (Cost $6,767,299)			8,271,985
Total Investments before Short Term Investments (Cost $123,456,376)			174,777,575

Short Term Investments (Cost $254,091) 0.2%
Money Market Funds 0.2%
United States 0.2%
[a,d]Institutional Fiduciary Trust Money Market Portfolio		254,091	254,091
Total Investments (Cost $123,710,467) 98.8%			175,031,666
Other Assets, less Liabilities 1.2%			2,197,288
Net Assets 100.0%			$177,228,954

†Rounds to less than 0.1% of net assets.
aNon-income producing.

Templeton Institutional Funds
Statement of Investments, September 30, 2013 (unaudited) (continued)
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $6,143,585, representing 3.47% of net assets.
cAt September 30, 2013, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund’s investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
SDR - Swedish Depositary Receipt

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited)

Foreign Equity Series	Industry	Shares	Value
Common Stocks 93.9%
Belgium 0.6%
KBC GROEP NV	Commercial Banks	824,889	$40,522,768

Brazil 0.8%
Embraer SA, ADR	Aerospace & Defense	1,685,150	54,716,820
Vale SA, ADR	Metals & Mining	18,900	295,029
			55,011,849
Canada 1.6%
Ensign Energy Services Inc.	Energy Equipment & Services	883,500	15,128,807
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	5,237,230	60,092,276
Trican Well Service Ltd.	Energy Equipment & Services	2,168,800	29,495,596
			104,716,679
China 3.6%
China Life Insurance Co. Ltd., H	Insurance	17,700,000	45,870,590
China Mobile Ltd.	Wireless Telecommunication
	Services	7,312,440	81,789,358
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	138,976,040	69,165,932
Shanghai Electric Group Co. Ltd.	Electrical Equipment	102,652,463	36,661,830
			233,487,710
France 10.5%
Alstom SA	Electrical Equipment	778,430	27,726,047
AXA SA	Insurance	3,658,510	84,752,470
BNP Paribas SA	Commercial Banks	1,578,970	106,797,582
Cie Generale des Etablissements Michelin, B	Auto Components	970,869	107,654,728
Compagnie de Saint-Gobain	Building Products	1,101,220	54,529,566
GDF Suez	Multi-Utilities	1,149,940	28,887,145
Sanofi	Pharmaceuticals	1,318,229	133,689,072
Total SA, B	Oil, Gas & Consumable Fuels	1,655,763	96,077,653
Vivendi SA	Diversified Telecommunication
	Services	1,910,914	43,957,736
			684,071,999
Germany 10.6%
Bayer AG	Pharmaceuticals	958,986	113,069,905
Deutsche Boerse AG	Diversified Financial Services	292,200	21,981,162
[a]Deutsche Lufthansa AG	Airlines	1,572,250	30,658,704
Deutsche Post AG	Air Freight & Logistics	1,648,547	54,703,664
HeidelbergCement AG	Construction Materials	648,910	50,044,119
Infineon Technologies AG	Semiconductors & Semiconductor
	Equipment	6,978,264	69,807,665
Merck KGaA	Pharmaceuticals	520,069	81,151,416
Metro AG	Food & Staples Retailing	200	7,927
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	403,213	78,789,729
SAP AG	Software	948,871	70,173,605
Siemens AG	Industrial Conglomerates	801,690	96,584,335
Software AG	Software	664,150	23,642,157
			690,614,388
Hong Kong 2.7%
AIA Group Ltd.	Insurance	9,226,310	43,360,130
Cheung Kong (Holdings) Ltd.	Real Estate Management &
	Development	2,705,540	41,092,659
Cheung Kong (Holdings) Ltd., ADR	Real Estate Management &
	Development	61,495	937,596
Hutchison Whampoa Ltd.	Industrial Conglomerates	4,350,520	52,194,236
Hutchison Whampoa Ltd., ADR	Industrial Conglomerates	12,387	294,935
Swire Pacific Ltd., A	Real Estate Management &
	Development	2,552,310	30,571,316

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited) (continued)
Swire Properties Ltd.	Real Estate Management &
	Development	2,759,317	7,791,314
			176,242,186
India 1.1%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	3,050,691	37,106,414
ICICI Bank Ltd.	Commercial Banks	2,284,428	32,203,975
			69,310,389
Ireland 2.0%
CRH PLC	Construction Materials	27,730	662,270
CRH PLC (London Stock Exchange)	Construction Materials	3,658,930	87,572,682
[a]Elan Corp. PLC, ADR	Biotechnology	2,891,910	45,055,958
			133,290,910
Italy 3.0%
Eni SpA	Oil, Gas & Consumable Fuels	2,970,475	68,110,355
Intesa Sanpaolo SpA	Commercial Banks	28,328,416	58,439,928
UniCredit SpA	Commercial Banks	11,350,672	72,350,976
			198,901,259
Japan 6.1%
ITOCHU Corp.	Trading Companies & Distributors	4,075,100	49,837,414
Nikon Corp.	Leisure Equipment & Products	2,252,600	39,260,353
Nissan Motor Co. Ltd.	Automobiles	9,112,600	91,232,624
[a,b]Suntory Beverage & Food Ltd., 144A	Beverages	1,612,600	54,390,487
Toyota Motor Corp.	Automobiles	1,637,920	104,489,580
Trend Micro Inc.	Software	1,569,500	58,366,205
			397,576,663
Netherlands 7.4%
Akzo Nobel NV	Chemicals	1,417,820	93,164,712
Fugro NV, IDR	Energy Equipment & Services	417,341	25,455,922
[a]ING Groep NV, ADR	Diversified Financial Services	25,175	285,736
[a]ING Groep NV, IDR	Diversified Financial Services	8,840,710	99,871,866
Koninklijke Philips NV	Industrial Conglomerates	2,399,405	77,347,297
Randstad Holding NV	Professional Services	706,581	39,800,654
[a]SBM Offshore NV	Energy Equipment & Services	3,065,203	60,724,809
TNT Express NV	Air Freight & Logistics	5,692,431	51,962,542
Unilever NV, IDR	Food Products	803,326	31,248,036
			479,861,574
Norway 3.8%
[a]Algeta ASA	Biotechnology	1,209,380	46,610,820
Statoil ASA	Oil, Gas & Consumable Fuels	3,420,470	77,562,966
Telenor ASA	Diversified Telecommunication
	Services	5,289,898	120,745,236
			244,919,022
Singapore 2.6%
DBS Group Holdings Ltd.	Commercial Banks	6,197,313	81,109,421
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	28,824,360	85,696,527
			166,805,948
South Korea 5.0%
Hyundai Mobis	Auto Components	143,693	38,184,621
KB Financial Group Inc.	Commercial Banks	1,061,585	37,087,662
KB Financial Group Inc., ADR	Commercial Banks	136,453	4,778,584
LG Electronics Inc.	Household Durables	738,143	48,832,317
POSCO	Metals & Mining	187,948	55,795,016
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	112,518	142,914,849
			327,593,049
Spain 3.1%
[a]Banco Santander SA	Commercial Banks	4,306,903	35,120,110
Inditex SA	Specialty Retail	208,819	32,174,460
Repsol SA	Oil, Gas & Consumable Fuels	2,891,466	71,676,966

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited) (continued)
[a]Telefonica SA	Diversified Telecommunication
	Services	4,248,980	66,157,266
			205,128,802
Sweden 1.7%
Ericsson, B	Communications Equipment	3,575,800	47,554,970
Getinge AB, B	Health Care Equipment & Supplies	1,750,291	62,535,673
			110,090,643
Switzerland 7.7%
Credit Suisse Group AG	Capital Markets	3,164,647	96,652,347
Nestle SA	Food Products	470,976	32,939,937
Novartis AG	Pharmaceuticals	1,035,004	79,540,861
Novartis AG, ADR	Pharmaceuticals	12,740	977,285
Roche Holding AG	Pharmaceuticals	558,780	150,700,992
Swiss Re AG	Insurance	1,276,405	105,573,168
UBS AG (CHF Traded)	Capital Markets	12,029	246,074
UBS AG (USD Traded)	Capital Markets	1,814,754	37,238,752
			503,869,416
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	13,013,492	44,236,629

United Kingdom 18.4%
Aviva PLC	Insurance	12,415,929	79,812,760
BAE Systems PLC	Aerospace & Defense	9,799,531	72,099,525
BP PLC	Oil, Gas & Consumable Fuels	9,888,199	69,318,389
BP PLC, ADR	Oil, Gas & Consumable Fuels	11,120	467,374
Carillion PLC	Construction & Engineering	6,792,790	34,363,028
GlaxoSmithKline PLC	Pharmaceuticals	4,862,082	122,606,434
HSBC Holdings PLC (HKD Traded)	Commercial Banks	7,832,501	85,182,532
[a]International Consolidated Airlines Group SA	Airlines	14,404,890	78,828,654
Kingfisher PLC	Specialty Retail	15,651,661	97,787,805
[a]Lloyds Banking Group PLC	Commercial Banks	74,149,040	88,325,895
Marks & Spencer Group PLC	Multiline Retail	9,522,010	76,539,363
Rexam PLC	Containers & Packaging	7,382,869	57,551,914
[a]Rolls-Royce Holdings PLC	Aerospace & Defense	1,389,136	25,017,160
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	1,423,392	98,000,539
Standard Chartered PLC	Commercial Banks	2,284,748	54,784,776
Tesco PLC	Food & Staples Retailing	5,559,810	32,315,293
Vodafone Group PLC	Wireless Telecommunication
	Services	36,622,784	128,040,706
			1,201,042,147
United States 0.9%
ACE Ltd.	Insurance	593,730	55,549,379

Total Common Stocks (Cost $4,363,471,570)			6,122,843,409
Preferred Stocks 0.8%
Brazil 0.8%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	1,990,520	33,301,400
Vale SA, ADR, pfd., A	Metals & Mining	1,488,820	21,156,132
Total Preferred Stocks (Cost $50,021,245)			54,457,532
Total Investments before Short Term Investments (Cost $4,413,492,815)			6,177,300,941
Short Term Investments (Cost $329,258,092) 5.1%
Money Market Funds 5.1%
United States 5.1%
[a,c]Institutional Fiduciary Trust Money Market Portfolio		329,258,092	329,258,092

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited) (continued)

Total Investments (Cost $4,742,750,907) 99.8%	6,506,559,033
Other Assets, less Liabilities 0.2%	13,670,636
Net Assets 100.0%	$6,520,229,669

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of this security was $ 54,390,487, representing 0.83% of net assets.
cThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Currency

CHF	-	Swiss Franc
HKD	-	Hong Kong Dollar
USD	-	US Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited)

Foreign Smaller Companies Series	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 94.1%
Australia 0.7%
Emeco Holdings Ltd.	Trading Companies & Distributors	5,578,519	$1,222,987
Iluka Resources Ltd.	Metals & Mining	630,074	6,736,142
			7,959,129
Austria 1.1%
Wienerberger AG	Building Products	685,590	12,038,066

Bahamas 0.8%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	157,640	9,210,905

Belgium 1.1%
Barco NV	Electronic Equipment, Instruments
	& Components	152,630	12,078,508

Bermuda 1.0%
Axis Capital Holdings Ltd.	Insurance	267,350	11,578,929

Brazil 1.2%
Companhia de Saneamento de Minas Gerais	Water Utilities	332,500	5,247,435
Diagnosticos da America SA	Health Care Providers & Services	1,187,400	6,253,560
Lojas Renner SA	Multiline Retail	58,800	1,684,394
			13,185,389
Canada 8.2%
AGF Management Ltd.	Capital Markets	453,000	5,606,708
[a]ATS Automation Tooling Systems Inc.	Machinery	456,400	6,105,123
Canaccord Financial Inc.	Capital Markets	468,638	3,016,133
Dorel Industries Inc., B	Household Durables	317,100	11,543,222
Enerflex Ltd.	Energy Equipment & Services	667,900	9,005,612
Ensign Energy Services Inc.	Energy Equipment & Services	448,700	7,683,413
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	420,700	11,830,975
HudBay Minerals Inc.	Metals & Mining	2,017,560	16,510,247
Mullen Group Ltd.	Energy Equipment & Services	571,600	13,927,253
Trican Well Service Ltd.	Energy Equipment & Services	421,400	5,731,024
			90,959,710
Cayman Islands 0.7%
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,924,062	7,517,557

China 4.6%
AAC Technologies Holdings Inc.	Communications Equipment	1,827,000	8,303,528
Daphne International Holdings Ltd.	Textiles, Apparel & Luxury Goods	7,380,000	4,481,695
[a]Kingdee International Software Group Co. Ltd., fgn.	Software	32,088,000	9,225,980
MIE Holdings Corp.	Oil, Gas & Consumable Fuels	26,512,000	5,640,160
[b]Prince Frog International Holdings Ltd.	Personal Products	6,367,100	4,408,399
Springland International Holdings Ltd.	Multiline Retail	12,773,000	6,916,832
Yingde Gases	Chemicals	12,170,500	11,925,786
			50,902,380
Finland 3.8%
Amer Sports OYJ	Leisure Equipment & Products	1,015,442	20,604,587
Huhtamaki OYJ	Containers & Packaging	1,025,690	21,978,034
			42,582,621
France 1.9%
[a]Beneteau	Leisure Equipment & Products	440,590	7,122,297
Ipsos	Media	367,020	13,792,389
			20,914,686
Germany 5.1%
Gerresheimer AG	Life Sciences Tools & Services	229,940	13,773,353
Gildemeister AG	Machinery	481,802	13,126,399
[a]Kloeckner & Co. SE	Trading Companies & Distributors	944,895	12,807,631

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited) (continued)
Leoni AG	Auto Components	138,750	8,437,786
Rational AG	Machinery	27,180	8,107,288
			56,252,457
Greece 0.6%
[a]JUMBO S.A.	Specialty Retail	544,802	6,787,594

Hong Kong 4.5%
Techtronic Industries Co. Ltd.	Household Durables	8,640,000	22,502,466
Value Partners Group Ltd.	Capital Markets	8,527,000	5,167,246
VTech Holdings Ltd.	Communications Equipment	1,281,500	16,555,844
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,080,500	5,767,282
			49,992,838
India 0.4%
Jain Irrigation Systems Ltd.	Machinery	5,146,765	4,747,076

Italy 1.6%
Amplifon SpA	Health Care Providers & Services	1,248,312	6,818,785
Azimut Holding SpA	Capital Markets	475,817	10,871,442
			17,690,227
Japan 12.7%
Asahi Co. Ltd.	Specialty Retail	281,400	4,758,476
Asics Corp.	Textiles, Apparel & Luxury Goods	1,163,100	20,023,047
Capcom Co. Ltd.	Software	322,700	6,198,887
Descente Ltd.	Textiles, Apparel & Luxury Goods	1,051,671	7,565,055
Keihin Corp.	Auto Components	609,700	9,782,743
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	387,900	22,180,373
MEITEC Corp.	Professional Services	590,200	16,982,099
Nissin Kogyo Co. Ltd.	Auto Components	277,130	5,250,202
Seria Co. Ltd.	Multiline Retail	160,900	4,984,896
Shinko Plantech Co. Ltd.	Energy Equipment & Services	723,000	6,032,050
Square Enix Holdings Co. Ltd.	Software	773,700	12,240,968
Sumitomo Rubber Industries Ltd.	Auto Components	859,100	13,207,510
Tokai Rika Co. Ltd.	Auto Components	317,600	6,708,425
Unipres Corp.	Auto Components	242,000	5,118,970
			141,033,701
Netherlands 5.1%
Aalberts Industries NV	Machinery	690,708	18,402,126
Accell Group NV	Leisure Equipment & Products	250,086	4,905,406
Arcadis NV	Construction & Engineering	611,610	17,490,293
Beter Bed Holding NV	Specialty Retail	146,796	3,310,300
[a]Royal Imtech NV	Construction & Engineering	1,951,900	5,296,708
USG People NV	Professional Services	709,182	6,907,291
			56,312,124
Norway 2.1%
Schibsted ASA	Media	224,798	11,576,842
Tomra Systems ASA	Commercial Services & Supplies	1,208,520	11,343,270
			22,920,112
Philippines 1.0%
Metropolitan Bank & Trust Co.	Commercial Banks	3,038,569	5,798,396
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	44,890,000	5,500,947
			11,299,343
Russia 0.5%
[a,c]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	306,138	5,072,707

Singapore 1.5%
[a]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	1,818,200	16,527,438

South Korea 8.8%
Binggrae Co. Ltd.	Food Products	78,311	7,014,337
BS Financial Group Inc.	Commercial Banks	1,108,220	16,526,765

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited) (continued)
Daum Communication Corp.	Internet Software & Services	66,105	5,693,783
DGB Financial Group Inc.	Commercial Banks	914,850	13,770,564
Halla Visteon Climate Control Corp.	Auto Components	515,910	19,533,875
Hyundai Mipo Dockyard Co. Ltd.	Machinery	104,437	15,234,944
KIWOOM Securities Co. Ltd.	Capital Markets	184,979	8,920,242
Korea Investment Holdings Co. Ltd.	Capital Markets	77,800	2,996,339
Mirae Asset Securities Co. Ltd.	Capital Markets	89,240	3,051,365
Youngone Corp.	Textiles, Apparel & Luxury Goods	155,548	4,574,304
			97,316,518
Spain 1.7%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	27,257	14,011,324
Tecnicas Reunidas SA	Energy Equipment & Services	111,432	5,102,537
			19,113,861
Sweden 1.3%
[a,d]D Carnegie & Co. AB	Capital Markets	148,750	—
Duni AB	Household Durables	410,410	4,340,936
Oriflame Cosmetics SA, SDR	Personal Products	323,050	10,260,820
			14,601,756
Switzerland 4.5%
Forbo Holding AG	Household Durables	7,400	5,621,496
[b]Logitech International SA	Computers & Peripherals	1,005,240	8,896,374
Nobel Biocare Holding AG	Health Care Equipment & Supplies	784,780	11,584,910
Panalpina Welttransport Holding AG	Air Freight & Logistics	97,650	14,393,481
Verwaltungs-und Privat-Bank AG	Capital Markets	34,092	3,096,874
Vontobel Holding AG	Capital Markets	151,510	5,897,221
			49,490,356
Taiwan 4.2%
D-Link Corp.	Communications Equipment	10,727,000	5,986,657
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	2,243,482	15,290,432
Simplo Technology Co. Ltd.	Computers & Peripherals	3,559,918	17,278,817
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	4,314,000	8,404,749
			46,960,655
Thailand 0.7%
L.P.N. Development PCL, fgn.	Real Estate Management &
	Development	8,098,600	5,315,233
Pruksa Real Estate PCL, fgn.	Real Estate Management &
	Development	4,049,300	2,527,977
			7,843,210
Turkey 0.3%
Aygaz AS	Gas Utilities	624,121	2,792,612

United Kingdom 9.4%
[a]African Minerals Ltd.	Metals & Mining	1,846,210	6,720,715
Bellway PLC	Household Durables	359,200	7,637,648
Berendsen PLC	Commercial Services & Supplies	748,060	10,959,184
Bodycote PLC	Machinery	710,377	7,483,354
Bovis Homes Group PLC	Household Durables	357,270	4,151,098
Debenhams PLC	Multiline Retail	5,116,690	8,456,839
Dignity PLC	Diversified Consumer Services	406,172	9,514,188
Greggs PLC	Food & Staples Retailing	1,715,220	11,781,107
Homeserve PLC	Commercial Services & Supplies	2,324,840	9,660,779
Kingfisher PLC	Specialty Retail	731,200	4,568,361
Laird PLC	Electronic Equipment, Instruments
	& Components	2,302,240	8,206,560
Man Group PLC	Capital Markets	3,760,541	5,105,945
UBM PLC	Media	586,360	6,779,658
[a]Vectura Group PLC	Pharmaceuticals	1,964,812	3,530,508
			104,555,944
United States 3.0%
iShares MSCI EAFE ETF	Diversified Financial Services	260,300	16,604,537

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited) (continued)

iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	344,800	16,715,904
			33,320,441
Total Common Stocks and Other Equity Interests (Cost $860,445,673)			1,043,558,850
Preferred Stocks (Cost $5,901,949) 0.5%
Germany 0.5%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	45,400	5,788,349
Total Investments before Short Term Investment (Cost $866,347,622) 94.6%			1,049,347,199
Short Term Investments (Cost $10,067,289) 0.9%
Investments from Cash Collateral Received for Loaned Securities (Cost
$10,067,289) 0.9%
Money Market Funds 0.9%
United States 0.9%
[e]BNY Mellon Overnight Government Fund, 0.032%		10,067,289	10,067,289
Total Investments (Cost $876,414,911) 95.5%			1,049,347,199
Other Assets, less Liabilities 4.5%			49,398,265
Net Assets 100.0%			$1,108,812,753

aNon-income producing.
bA portion or all of the security is on loan at September 30, 2013.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days.
eThe rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
SDR	-	Swedish Depositary Receipt

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited)

Global Equity Series	Industry	Shares	Value
Common Stocks 96.0%
Canada 1.4%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	258,420	$2,965,126
Trican Well Service Ltd.	Energy Equipment & Services	244,500	3,325,190
			6,290,316
China 3.9%
China Life Insurance Co. Ltd., H	Insurance	1,398,000	3,622,999
China Mobile Ltd.	Wireless Telecommunication
	Services	133,500	1,493,192
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	768,290	2,342,725
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	4,754,000	2,365,982
Haier Electronics Group Co. Ltd.	Household Durables	2,651,000	5,161,212
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	1,531,200	2,957,391
			17,943,501
Denmark 0.5%
H. Lundbeck AS	Pharmaceuticals	115,110	2,509,653

France 5.6%
AXA SA	Insurance	64,005	1,482,730
BNP Paribas SA	Commercial Banks	103,440	6,996,423
Cie Generale des Etablissements Michelin, B	Auto Components	25,698	2,849,520
Compagnie de Saint-Gobain	Building Products	98,620	4,883,407
[a]Credit Agricole SA	Commercial Banks	122,010	1,345,315
Ipsen SA	Pharmaceuticals	87,440	3,362,236
Sanofi	Pharmaceuticals	22,160	2,247,371
SEB SA	Household Durables	28,250	2,477,108
			25,644,110
Germany 9.0%
Bayer AG	Pharmaceuticals	62,330	7,349,062
Deutsche Boerse AG	Diversified Financial Services	93,510	7,034,423
[a]Deutsche Lufthansa AG	Airlines	168,640	3,288,462
Gerresheimer AG	Life Sciences Tools & Services	38,720	2,319,319
HeidelbergCement AG	Construction Materials	23,970	1,848,573
Merck KGaA	Pharmaceuticals	38,190	5,959,157
Metro AG	Food & Staples Retailing	165,800	6,571,578
[a]MorphoSys AG	Life Sciences Tools & Services	23,400	1,816,643
Software AG	Software	152,970	5,445,367
			41,632,584
Hong Kong 2.2%
AIA Group Ltd.	Insurance	1,273,800	5,986,373
Hutchison Whampoa Ltd.	Industrial Conglomerates	357,000	4,283,015
			10,269,388
India 0.1%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	44,022	535,452

Ireland 2.2%
CRH PLC	Construction Materials	104,460	2,494,797
[a]Elan Corp. PLC, ADR	Biotechnology	492,980	7,680,629
			10,175,426
Italy 2.5%
Eni SpA	Oil, Gas & Consumable Fuels	272,394	6,245,753
[a]Sorin SpA	Health Care Equipment & Supplies	438,778	1,187,114
UniCredit SpA	Commercial Banks	637,058	4,060,708
			11,493,575
Japan 5.6%
Capcom Co. Ltd.	Software	137,500	2,641,298
Nikon Corp.	Leisure Equipment & Products	88,500	1,542,458

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited) (continued)

Nissan Motor Co. Ltd.	Automobiles	646,700	6,474,567
Toyota Motor Corp.	Automobiles	91,900	5,862,675
Trend Micro Inc.	Software	251,890	9,367,228
			25,888,226
Netherlands 4.6%
Akzo Nobel NV	Chemicals	67,570	4,440,013
Fugro NV, IDR	Energy Equipment & Services	39,798	2,427,499
[a]ING Groep NV, IDR	Diversified Financial Services	387,810	4,381,018
TNT Express NV	Air Freight & Logistics	1,094,350	9,989,617
			21,238,147
Norway 1.6%
[a]Algeta ASA	Biotechnology	81,120	3,126,453
Telenor ASA	Diversified Telecommunication
	Services	177,500	4,051,549
			7,178,002
Portugal 1.9%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	537,770	8,944,223

Singapore 1.1%
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	1,715,004	5,098,808

South Korea 0.7%
POSCO	Metals & Mining	11,172	3,316,566

Spain 1.4%
Repsol SA	Oil, Gas & Consumable Fuels	100,712	2,496,564
[a]Telefonica SA	Diversified Telecommunication
	Services	246,190	3,833,216
			6,329,780
Sweden 0.5%
Getinge AB, B	Health Care Equipment & Supplies	68,360	2,442,416

Switzerland 7.8%
ABB Ltd.	Electrical Equipment	246,540	5,831,250
[a]Basilea Pharmaceutica AG	Biotechnology	51,670	4,456,527
Credit Suisse Group AG	Capital Markets	248,771	7,597,783
Nobel Biocare Holding AG	Health Care Equipment & Supplies	501,280	7,399,887
Roche Holding AG	Pharmaceuticals	22,270	6,006,140
Swiss Re AG	Insurance	56,590	4,680,635
			35,972,222
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	890,616	3,027,462

United Kingdom 9.6%
HSBC Holdings PLC (HKD Traded)	Commercial Banks	865,200	9,409,501
Kingfisher PLC	Specialty Retail	1,474,140	9,210,072
Marks & Spencer Group PLC	Multiline Retail	721,280	5,797,758
Rexam PLC	Containers & Packaging	329,901	2,571,688
Standard Chartered PLC	Commercial Banks	388,740	9,321,393
Tesco PLC	Food & Staples Retailing	414,180	2,407,339
Vodafone Group PLC	Wireless Telecommunication
	Services	1,594,840	5,575,885
			44,293,636
United States 33.1%
Allegheny Technologies Inc.	Metals & Mining	113,970	3,478,364
American International Group Inc.	Insurance	50,990	2,479,644
Amgen Inc.	Biotechnology	46,120	5,162,673
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	175,850	3,084,409
Baker Hughes Inc.	Energy Equipment & Services	147,700	7,252,070
[a]Brocade Communications Systems Inc.	Communications Equipment	398,950	3,211,548

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited) (continued)
Chevron Corp.	Oil, Gas & Consumable Fuels	17,730	2,154,195
Cisco Systems Inc.	Communications Equipment	287,810	6,740,510
Citigroup Inc.	Diversified Financial Services	164,260	7,968,253
Comcast Corp., Special A	Media	41,190	1,786,410
CONSOL Energy Inc.	Oil, Gas & Consumable Fuels	75,480	2,539,902
CVS Caremark Corp.	Food & Staples Retailing	93,160	5,286,830
Foot Locker Inc.	Specialty Retail	153,880	5,222,687
[a]Forest Laboratories Inc.	Pharmaceuticals	172,380	7,376,140
[a]Foster Wheeler AG	Construction & Engineering	245,930	6,477,796
[a]Gilead Sciences Inc.	Biotechnology	130,330	8,189,937
Global Payments Inc.	IT Services	43,620	2,228,110
The Hartford Financial Services Group Inc.	Insurance	74,370	2,314,394
ING U.S. Inc.	Diversified Financial Services	280,970	8,207,134
JPMorgan Chase & Co.	Diversified Financial Services	128,220	6,627,692
LyondellBasell Industries NV, A	Chemicals	33,730	2,470,048
Macy's Inc.	Multiline Retail	180,050	7,790,763
Medtronic Inc.	Health Care Equipment & Supplies	93,240	4,965,030
Microsoft Corp.	Software	252,170	8,399,783
Mondelez International Inc., A	Food Products	185,900	5,840,978
Peabody Energy Corp.	Oil, Gas & Consumable Fuels	52,400	903,900
Pfizer Inc.	Pharmaceuticals	56,180	1,612,928
[a]Salix Pharmaceuticals Ltd.	Pharmaceuticals	84,260	5,635,309
SunTrust Banks Inc.	Commercial Banks	133,660	4,333,257
Target Corp.	Multiline Retail	80,060	5,122,239
Time Warner Cable Inc.	Media	20,920	2,334,672
Walgreen Co.	Food & Staples Retailing	78,330	4,214,154
[a]Zynga Inc.	Software	373,030	1,372,750
			152,784,509
Total Common Stocks (Cost $346,091,449)			443,008,002
Preferred Stocks 0.9%
Brazil 0.3%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	78,385	1,311,381

Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	21,015	2,679,343

Total Preferred Stocks (Cost $3,827,568)			3,990,724
Total Investments before Short Term Investments (Cost $349,919,017)			446,998,726
		Principal Amount

Short Term Investments (Cost $15,000,000) 3.2%
Time Deposits 3.2%
Canada 3.2%
Royal Bank of Canada, 0.03%, 10/01/13		$15,000,000	15,000,000

Total Investments (Cost $364,919,017) 100.1%			461,998,726

Other Assets, less Liabilities (0.1)%			(468,444)
Net Assets 100.0%			$461,530,282

aNon-income producing.

ABBREVIATIONS

Currency

HKD	-	Hong Kong Dollar

Templeton Institutional Funds

Statement of Investments, September 30, 2013 (unaudited) (continued)

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton Institutional Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximate market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging	Foreign	Foreign Smaller	Global
		Equity	Companies	Equity
Markets Series		Series	Series	Series

Cost of investments	$127,632,273	$4,848,350,120	$879,086,983	$365,163,547

Unrealized appreciation	$53,565,269	$2,047,306,586	$205,140,866	$102,293,677
Unrealized depreciation	(6,165,876)	(389,097,673)	(24,813,361)	(5,458,498)
Net unrealized appreciation (depreciation)	$47,399,393	$1,658,208,913	$180,327,505	$96,835,179

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2013, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Emerging Markets Series
Assets:
Investments in Securities:
Closed End Funds	$781,268	$-		$-	$781,268
Equity Investments:[a]
Russia	1,056,026	7,826,494		-	8,882,520
All Other Equity Investments[b]	159,244,689	-		-	159,244,689
Participatory Notes	-	5,869,098		-	5,869,098
Short Term Investments	254,091	-		-	254,091
Total Investments in Securities	$161,336,074	$13,695,592		$-	$175,031,666

Foreign Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$6,177,300,941	$-		$-	$6,177,300,941
Short Term Investments	329,258,092	-		-	329,258,092
Total Investments in Securities	6,506,559,033	-		-	6,506,559,033

Foreign Smaller Companies Series
Assets:
Investments in Securities:
Equity Investments:[a]
Sw eden	$14,601,756	$-	$	- [c]	$14,601,756
All Other Equity Investments[b]	1,034,745,443	-		-	1,034,745,443
Total Investments in Securities	$1,049,347,199	$-		$-	$1,049,347,199

Global Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$446,998,726	$-		$-	$446,998,726
Short Term Investments	-	15,000,000		-	15,000,000
Total Investments in Securities	$446,998,726	$15,000,000		$-	$461,998,726

a Includes common and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
c Includes securities determined to have no value at 30 September, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date  November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date  November 26, 2013

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

 Chief Accounting Officer

Date  November 26, 2013